Divestiture (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Schedule of Operations and Comprehensive Income Related to Discontinued Operations [Abstract]
Depreciation and amortization, discontinued operations		$ 0.5
Discontinued Operations [Member]
Schedule of Operations and Comprehensive Income Related to Discontinued Operations [Abstract]
Stock-based compensation expense		$ 0.5
Solaria Acquisition Member
Schedule of Operations and Comprehensive Income Related to Discontinued Operations [Abstract]
Impairment expense goodwill	$ 119.4
Impairment expense intangible assets	28.1
Loss on disposal	$ 1.8